Schedule 1 - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:	¥ (1,096,652)	$ (172,089)	¥ (777,108)	¥ (532,895)
Cash Flows from Investing Activities:
Purchase of short-term investments	13,054,640	2,048,558	1,282,428	528,719
Net cash used in investing activities	(846,898)	(132,897)	(1,217,701)	(45,955)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	2,971	466	2,073
Payment for share repurchase	16,546	2,596
Proceeds from initial public offering, net	2,133,437	334,782
Net cash provided by financing activities	2,119,670	332,622	2,050,890	1,472,775
Effect of exchange rate changes on cash and cash equivalents	(14,086)	(2,209)	(26,884)	27,342
Net increase/(decrease) in cash and cash equivalents and restricted cash	162,034	25,427	29,197	921,267
Total cash and cash equivalents and restricted cash at beginning of year	1,323,349	207,662	1,294,152	372,885
Total cash and cash equivalents and restricted cash at end of year	1,485,383	233,089	1,323,349	1,294,152
Waterdrop Inc. [Member]
Cash Flows from Operating Activities:	320,097	50,230	(28)	(2,827)
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,875,171)	(294,255)	(654,428)
Cash received from loan repayment	2,100,240	329,573		60,383
Investment in subsidiaries	(2,683,195)	(421,052)	(1,554,670)	(1,494,523)
Net cash used in investing activities	(2,458,126)	(385,734)	(2,209,098)	(1,434,140)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible redeemable preferred shares, net	0	0	2,048,986	1,491,983
Proceeds from exercise of share option	2,971	466
Payment for share repurchase	(16,546)	(2,596)
Proceeds from initial public offering, net	2,142,104	336,143
Net cash provided by financing activities	2,128,529	334,013	2,048,986	1,491,983
Effect of exchange rate changes on cash and cash equivalents	(14,162)	(2,222)	(26,122)	32,022
Net increase/(decrease) in cash and cash equivalents and restricted cash	(23,662)	(3,713)	(186,262)	87,038
Total cash and cash equivalents and restricted cash at beginning of year	32,145	5,044	218,407	131,369
Total cash and cash equivalents and restricted cash at end of year	¥ 8,483	$ 1,331	¥ 32,145	¥ 218,407